Pensions and Other Postretirement Benefits (Details 6) - Defined Benefit Pension Plans [Member] - USD ($) $ in Millions	Apr. 30, 2017	Apr. 30, 2016
Additional information related to the Company's defined benefit pension plans
Accumulated benefit obligation for all pension plans	$ 659.6	$ 697.5
Plans with an accumulated benefit obligation in excess of plan assets:
Accumulated benefit obligation	570.6	697.5
Fair value of plan assets	394.4	505.6
Plans with a projected benefit obligation in excess of plan assets:
Projected benefit obligation	588.2	745.9
Fair value of plan assets	$ 394.4	$ 505.6